UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Manager
Phone:     (818) 456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao     Woodland Hills, CA     April 22, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $46,311 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPUCREDIT CORP               NOTE 5.875%11/3  20478NAD2     6049 31000000 PRN      DEFINED 01           31000000        0        0
DECODE GENETICS INC            NOTE 3.500% 4/1  243586AB0      694 14000000 PRN      DEFINED 01           14000000        0        0
FORD MTR CO DEL                NOTE 4.250%12/1  345370CF5     3841 11000000 PRN      DEFINED 01           11000000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733      122    50000 SH       DEFINED 01              50000        0        0
GENERAL MTRS CORP              DEB SR CV C 33   370442717      479   200000 SH       DEFINED 01             200000        0        0
HUNTSMAN CORP                  COM              447011107     1096   350000 SH       DEFINED 01             350000        0        0
INLAND REAL ESTATE CORP        NOTE 4.625%11/1  457461AB7     9900 15000000 PRN      DEFINED 01           15000000        0        0
ISHARES TR                     DJ US REAL EST   464287739       79   525000 SH  CALL DEFINED 01                  0        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107      500    78917 SH       DEFINED 01              78917        0        0
OSCIENT PHARMACEUTICALS CORP   COM NEW          68812R303      215  1790000 SH       DEFINED 01            1790000        0        0
PIER 1 IMPORTS INC             NOTE 6.375% 2/1  720279AH1     1521  4000000 PRN      DEFINED 01            4000000        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    13873 26000000 PRN      DEFINED 01           26000000        0        0
SPDR TR                        UNIT SER 1       78462F103      763   250000 SH  PUT  DEFINED 01             250000        0        0
SUNTECH PWR HLDGS CO LTD       NOTE 3.000% 3/1  86800CAE4     2358  5000000 PRN      DEFINED 01            5000000        0        0
UAL CORP                       NOTE 4.500% 6/3  902549AH7     3347 10000000 PRN      DEFINED 01           10000000        0        0
WELLS FARGO & CO NEW           COM              949746101     1424   100000 SH       DEFINED 01             100000        0        0
WELLS FARGO & CO NEW           COM              949746101       50  1000000 SH  CALL DEFINED 01                  0        0        0